Income tax receivables and payables	12 Months Ended
Dec. 31, 2025
Income tax receivables and payables
Income tax receivables and payables

10 Income tax receivables and payables

	December 31, 2025				December 31, 2024
(€ million)	Receivables		Payables		Receivables		Payables
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Income taxes	539	125	343	40	695	129	587	40

Income taxes are described in note 33 — Income taxes.

Non-current income tax payables include a provision for the likely outcome of pending litigation with tax authorities in relation to uncertain tax matters relating to foreign subsidiaries of the Exploration & Production segment for €28 million (€34 million at December 31, 2024).